Segment Information (Details) - Schedule of reportable business segments - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Revenues
Revenues	$ 5,089,017	$ 4,800,000	$ 10,218,032	$ 9,600,000	$ 19,286,964	$ 19,200,000
Costs of revenues
Costs of revenues	4,888,583	4,725,000	9,774,425	9,450,000	19,193,011	18,900,000
Gross profit
Gross profit	200,434	75,000	443,607	150,000	93,953	300,000
Operating expenses
Operating expenses	2,054,156	73,441	4,240,952	200,526	1,026,357	413,115
Other expense
Other expense	72,892	1,510	74,108	3,020
Net income (loss)
Net income (loss)	(1,926,614)	49	(3,871,453)	(53,546)	(936,846)	(100,562)
Amortization
Amortization	592,891		1,504,834		469,286
General Support Services [Member]
Revenues
Revenues	4,800,000	4,800,000	9,600,000	9,600,000	19,200,000	19,200,000
Costs of revenues
Costs of revenues	4,725,000	4,725,000	9,450,000	9,450,000	18,900,000	18,900,000
Gross profit
Gross profit	75,000	75,000	150,000	150,000	300,000	300,000
Net income (loss)
Net income (loss)	75,000	75,000	150,000	150,000	300,000	300,000
Financial Services [Member]
Revenues
Revenues	289,017		618,032		86,964
Costs of revenues
Costs of revenues	163,583		324,425		293,011
Gross profit
Gross profit	125,434		293,607		(206,047)
Operating expenses
Operating expenses	804,833		2,054,477		553,230
Other expense
Other expense	1,185		2,401
Net income (loss)
Net income (loss)	(680,584)		(1,763,271)		(759,549)
Amortization
Amortization	591,955		1,503,898		469,286
Corporate/Other [Member]
Operating expenses
Operating expenses	1,249,323	73,441	2,186,475	200,526	473,127	413,115
Other expense
Other expense	71,707	1,510	71,707	3,020
Net income (loss)
Net income (loss)	(1,321,030)	(74,951)	(2,258,182)	(203,546)	$ (477,297)	$ (400,562)
Amortization
Amortization	$ 936		$ 936